UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2005


Check here if Amendment []; Amendment Number:
This Amendment (Check one): [] is a restatement
                            [] adds new holdings entries


Institutional Investment Manager Filing this Report:

Longfellow Investment Management, Co. LLC
295 Devonshire Street
Boston, MA 02110

13F File Number: 028-10136


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  David W. Seeley
Title: President
       Longfellow Investment Management, Co. LLC
Phone: 617-695-3504

Signature, Place, and date of signing:
David W. Seeley, Boston, MA, July 22, 2005


Report Type:   [x]13F HOLDINGS REPORT
               [ ]13F NOTICE
               [ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    36
Form 13F information Table Value Total:    $92,788

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alderwoods Group, Inc.         COM              014383103      485    33815 SH       SOLE                    33815
Ask Jeeves, Inc.               COM              045174109     3699   122500 SH       SOLE                   122500
Beverly Enterprises, Inc.      COM NEW          087851309     3551   278700 SH       SOLE                   278700
BioSource International, Inc.  COM              09066h104     1125   106650 SH       SOLE                   106650
Bone Care International Inc.   COM              098072101     4782   145000 SH       SOLE                   145000
CRT Properties Inc.            COM              22876p109     3139   115000 SH       SOLE                   115000
Charter Communications, Inc.   CL A             16117m107      669   566760 SH       SOLE                   566760
Computer Horizons Corp.        COM              205908106     2678   855690 SH       SOLE                   855690
Corixa Corporation             COM              21887f100      548   125038 SH       SOLE                   125038
DoubleClick Inc.               COM              258609304     1186   141358 SH       SOLE                   141358
GameStop Corporation Cl B      COM CL B         36466r200     8121   271600 SH       SOLE                   271600
Gold Bank Corporation, Inc.    COM              379907108     1746   119995 SH       SOLE                   119995
Guidant Corporation            COM              401698105     4348    64600 SH       SOLE                    64600
I-many, Inc.                   COM              44973q103     3029  1781595 SH       SOLE                  1781595
INAMED Corporation             COM              453235103     2090    31200 SH       SOLE                    31200
Instinet Group Inc.            COM              457750107     2810   536200 SH       SOLE                   536200
Integrated Circuit Systems, In COM              45811k208     2727   132100 SH       SOLE                   132100
MCI Inc.                       COM              552691107     2890   112400 SH       SOLE                   112400
Monolithic System Technology I COM              609842109     1340   266366 SH       SOLE                   266366
Net2Phone, Inc.                COM              64108n106     2100  1166655 SH       SOLE                  1166655
Overnite Corporation           COM              690322102      730    16980 SH       SOLE                    16980
Pinnacle Systems, Inc.         COM              723481107     3939   716100 SH       SOLE                   716100
Prime Group Realty Trust       SH BEN INT       74158j103     2996   415000 SH       SOLE                   415000
Reptron Electronics, Inc.      COM              76026w208      266   241620 SH       SOLE                   241620
Royal Caribbean Cruises Ltd.   COM              V7780T103      280     5800 SH       SOLE                     5800
Storage Technology Corporation COM              862111200     5262   145000 SH       SOLE                   145000
SunGard Data Systems Inc.      COM              867363103     1739    49450 SH       SOLE                    49450
Telesp Celular Participacoes S SPON ADR PFD     87952l108     1410   330100 SH       SOLE                   330100
The Neiman Marcus Group, Inc.  CL B             640204301     1209    12500 SH       SOLE                    12500
The Titan Corporation          COM              888266103     3268   143705 SH       SOLE                   143705
Toys "R" Us, Inc.              COM              892335100     3810   143870 SH       SOLE                   143870
Transkaryotic Therapies, Inc.  COM              893735100     1798    49150 SH       SOLE                    49150
Unisource Energy Corporation   COM              909205106     1973    64175 SH       SOLE                    64175
Unocal Corporation             COM              915289102     2602    40000 SH       SOLE                    40000
VERITAS Software Corporation   COM              923436109     5724   234600 SH       SOLE                   234600
Wyndham International, Inc.    CL A             983101106     2721  2451000 SH       SOLE                  2451000
